TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	26.50%	26.50%	25.00%
Net operating loss carry forwards	$ 7,000
Income tax rate 2017	24.00%
Income tax rate 2018 and thereafter	23.00%
Tax benefit terms	The period of tax benefits, as described above, is subject to limitations of the earlier of 12 years from the commencement of production, or 14 years from the date of approval.
Tax exempt period	10 years
Areas in Israel designated as Development Zone A [Member]
Income Tax Disclosure [Line Items]
Income tax rate	9.00%
U.S Federal and State [Member]
Income Tax Disclosure [Line Items]
Income tax rate	40.00%